Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of June 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Grants	1,182,650	1,225,877
Other Liabilities	479,729	410,183
Grant and other non-current liabilities	1,662,379	1,636,060